Lease (Schedule Of Future Minimum Lease Payments Receivable On Noncancelable Operating Leases) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Minimum lease payments to be received, Total	¥ 146,108
Minimum lease payments to be received, Less than 1 year	24,607
Minimum lease payments to be received, 1 to 2 years	23,197
Minimum lease payments to be received, 2 to 3 years	21,458
Minimum lease payments to be received, 3 to 4 years	17,713
Minimum lease payments to be received, 4 to 5 years	12,876
Minimum lease payments to be received, More than 5 years	¥ 46,257